Note 10 - Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Numerator:
Net loss attributable to common stockholders	$(7,987)	$(16,031)	$(18,206)	$(42,296)
Denominator:
Weighted average common shares outstanding - Basic	6,874,454	5,855,866	6,499,089	5,632,091
Weighted average common shares outstanding - Diluted	6,874,454	5,855,866	6,499,089	5,632,091

Net loss per share attributable to common stockholders - Basic and Diluted	$(1.16)	$(2.74)	$(2.80)	$(7.51)

	Twelve months ended December 31,
	2023	2022
Numerator:
Net loss attributable to common stockholders	$(87,126)	$(98,714)
Denominator:
Weighted average common shares outstanding- Basic	5,827,721	5,245,624
Dilutive effect of potential common shares	—	—
Weighted average common shares outstanding- Diluted	5,827,721	5,245,624

Net loss per share attributable to common stockholders - Basic and Diluted	$(14.95)	$(18.82)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Six months ended June 30,
	2024	2023
Common stock options issued and outstanding	144,287	416,634
Unvested restricted stock units	715,297	876,578
Warrants	319,443	319,443
Common Stock Purchase Agreement	206,780	990,681
Conversion of convertible notes	75,469	307,841
ESPP	30,679	213,196
Total	1,491,955	3,124,373

	Twelve months ended December 31,
	2023	2022
Warrants	319,443	319,443
Common stock options issued and outstanding	289,015	846,451
Unvested restricted stock units	652,453	425,703
Conversion of convertible notes	—	543,120
ESPP	23,816	66,666
Total	1,284,727	2,201,383